SHAREHOLDERS' EQUITY - Warrants Outstanding and Exercisable (Details)	6 Months Ended
Sep. 30, 2022 $ / shares shares
Warrants
Warrants outstanding, as of March 31, 2022 | shares	6,340,000
Warrants outstanding, as of September 30, 2022 | shares	6,340,000
Warrants exercisable, as of September 30, 2022 | shares	6,340,000
Weighted Average Exercise Price
Warrants outstanding, as of March 31, 2022	$ 0
Issued	3.0
Warrants outstanding, as of September 30, 2022	3.0
Warrants exercisable, as of September 30, 2022	$ 3.0